Derivative Financial Instruments and Hedge Accounting (Tables)	12 Months Ended
Mar. 31, 2022
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Derivative Financial Instruments by Type and Purpose of Derivatives
The tables below represent the derivative financial instruments by type and purpose of derivatives at March 31, 2022 and 2021.

	At March 31, 2022
	Trading			Risk Management (1)
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities

	(In millions)
Interest rate derivatives	¥1,429,411,628	¥3,016,258	¥3,189,943	¥56,750,246	¥577,685	¥582,721
Futures	150,781,509	118,492	119,133	774,857	321	2
Listed Options	450,609,244	493,433	99,058	—	—	—
Forwards	12,650,288	1,447	84	—	—	—
Swaps	659,925,813	2,062,478	2,096,930	55,805,239	577,364	579,505
OTC Options	155,444,774	340,408	874,738	170,150	—	3,214
Currency derivatives	180,733,207	2,637,955	2,000,625	13,999,978	66,030	986,906
Futures	10,759	101	204	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	84,081,833	1,259,714	1,132,187	2,836,806	29,947	267,923
Swaps	86,177,897	1,258,400	727,106	11,163,172	36,083	718,983
OTC Options	10,462,718	119,740	141,128	—	—	—
Equity derivatives	2,801,005	102,313	157,086	19,720	—	2,031
Futures	1,231,058	39,764	62,024	—	—	—
Listed Options	1,252,615	35,056	82,997	—	—	—
Forwards	—	—	—	—	—	—
Swaps	56,448	542	4,859	19,720	—	2,031
OTC Options	260,884	26,951	7,206	—	—	—
Commodity derivatives	153,247	21,540	19,544	—	—	—
Futures	11,186	1,413	202	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	—	—	—	—	—	—
Swaps	138,270	20,033	18,815	—	—	—
OTC Options	3,791	94	527	—	—	—
Credit derivatives	2,839,549	21,967	27,480	—	—	—

Total derivative financial instruments	¥1,615,938,636	¥5,800,033	¥5,394,678	¥70,769,944	¥643,715	¥1,571,658

	At March 31, 2021
	Trading			Risk Management (1)
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities

	(In millions)
Interest rate derivatives	¥897,101,881	¥2,701,146	¥2,395,741	¥56,201,172	¥396,135	¥254,218
Futures	28,832,868	14,800	14,662	11,629,291	1,494	588
Listed Options	186,425,271	30,995	6,915	—	—	—
Forwards	110,252,456	256	3	—	—	—
Swaps	466,717,825	2,485,621	2,189,767	44,417,994	383,371	253,630
OTC Options	104,873,461	169,474	184,394	153,887	11,270	—
Currency derivatives	157,543,495	2,129,604	1,935,117	13,119,180	196,261	239,943
Futures	8,068	104	10	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	75,327,505	1,081,492	863,744	2,003,070	5,605	91,422
Swaps	76,385,589	955,783	973,057	11,116,110	190,656	148,521
OTC Options	5,822,333	92,225	98,306	—	—	—
Equity derivatives	2,825,220	65,887	87,783	54,752	715	2,715
Futures	1,613,308	14,269	9,969	—	—	—
Listed Options	950,758	34,014	69,039	—	—	—
Forwards	3,574	155	63	—	—	—
Swaps	91,648	1,593	3,124	54,752	715	2,715
OTC Options	165,932	15,856	5,588	—	—	—
Commodity derivatives	109,665	7,310	5,371	—	—	—
Futures	30,917	1,043	510	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	—	—	—	—	—	—
Swaps	76,264	6,201	4,346	—	—	—
OTC Options	2,484	66	515	—	—	—
Credit derivatives	2,895,632	24,559	28,545	—	—	—

Total derivative financial instruments	¥1,060,475,893	¥4,928,506	¥4,452,557	¥69,375,104	¥593,111	¥496,876

(1)
Derivative financial instruments categorized as “Risk Management” are used for economic hedging, such as managing the exposure to changes in fair value of the loan portfolio, and are identified as hedging instruments under Japanese GAAP. Under IFRS, the Group applies hedge accounting for certain fixed rate debt securities in issue, borrowings, and debt instruments at fair value through other comprehensive income (“FVOCI”), certain equity instruments elected to be measured at FVOCI and net investments in foreign operations. Derivative financial instruments designated as hedging instruments are also categorized as “Risk Management.”

Schedule of Items Designated as Hedging Instruments
The tables below represent the amounts related to items designated as hedging instruments at March 31, 2022 and 2021.

	Line item in the consolidated statements of financial position where the hedging instrument is included	At March 31, 2022			For the fiscal year ended March 31, 2022
		Notional amounts (1)	Carrying amounts		Change in value used for calculating hedge ineffectiveness
			Assets	Liabilities

		(In millions)
Interest rate risk
Interest rate swaps	Derivative financial instruments	¥8,117,678	¥110,604	¥246,482	¥(209,287)
Interest rate options	Derivative financial instruments	170,150	—	3,214	(9,551)
Stock price risk
Equity swaps	Derivative financial instruments	19,720	—	2,031	5,191

(1)
At March 31, 2022, the notional amount of interest rate swaps with remaining maturities more than 12 months that are designated hedging instruments against interest rate risk is ¥7,355,644 million out of ¥8,117,678 million in total, and that of interest rate options with remaining maturities more than 12 months that are designated hedging instruments against interest rate risk is ¥170,150 million

,equal to the total notional amount. That of equity swaps with remaining maturities more than 12 months that are designated hedging instruments against stock price risk is
 ¥19,720 million, equal to the total notional amount.

	Line item in the consolidated statements of financial position where the hedging instrument is included	At March 31, 2021			For the fiscal year ended March 31, 2021
		Notional amounts (1)	Carrying amounts		Change in value used for calculating hedge ineffectiveness
			Assets	Liabilities

		(In millions)
Interest rate risk
Interest rate swaps	Derivative financial instruments	¥6,199,507	¥222,553	¥46,666	¥(122,874)
Stock price risk
Equity swaps	Derivative financial instruments	33,675	—	2,690	(19,215)

(1)
At March 31, 2021, the notional amount of interest rate swaps with remaining maturities more than 12 months that are designated hedging instruments against interest rate risk is ¥5,317,746 million out of ¥6,199,507 million in total, and that of equity swaps with remaining maturities more than 12 months that are designated hedging instruments against stock price risk is ¥33,675 million, equal to the total notional amount.

The amounts related to items designated as hedged items at March 31, 2022 and 2021 were as follows:

	Line item in the consolidated statements of financial position where the hedged item is included	At March 31, 2022	For the fiscal year ended March 31, 2022
		Carrying amounts	Change in value used for calculating hedge ineffectiveness

		(In millions)
Interest rate risk
Debt instruments at FVOCI	Investment securities	¥1,256,768	¥(82,016)
Debt securities in issue	Debt securities in issue	6,569,461	294,332
Borrowings	Borrowings	106,489	6,842
Stock price risk
Equity instruments at fair value through other comprehensive income	Investment securities	21,355	(5,313)

	Line item in the consolidated statements of financial position where the hedged item is included	At March 31, 2021	For the fiscal year ended March 31, 2021
		Carrying amounts	Change in value used for calculating hedge ineffectiveness

		(In millions)
Interest rate risk
Debt securities in issue	Debt securities in issue	¥6,252,899	¥116,793
Borrowings	Borrowings	85,376	2,017
Stock price risk
Equity instruments at fair value through other comprehensive income	Investment securities	74,564	18,994

Schedule of Hedges of Net Investments in Foreign Operations
The tables below represents the amounts related to items designated as hedging instruments at March 31, 2022 and 2021.

	Line item in the consolidated statements of financial position where the hedging instrument is included	At March 31, 2022			For the fiscal year ended March 31, 2022
		Nominal amounts	Carrying amounts		Change in value used for calculating hedge ineffectiveness
			Assets	Liabilities

		(In millions)
Foreign exchange forward contracts	Derivative financial instruments	¥2,783,215	¥29,947	¥266,699	¥(191,493)
Foreign currency denominated financial liabilities	Debt securities in issue, Borrowings, Deposits	129,090	—	129,090	(11,846)

	Line item in the consolidated statements of financial position where the hedging instrument is included	At March 31, 2021			For the fiscal year ended March 31, 2021
		Nominal amounts	Carrying amounts		Change in value used for calculating hedge ineffectiveness
			Assets	Liabilities

		(In millions)
Foreign exchange forward contracts	Derivative financial instruments	¥1,963,691	¥5,269	¥91,422	¥(94,786)
Foreign currency denominated financial liabilities	Debt securities in issue, Borrowings, Deposits	91,401	—	91,401	(1,419)

Schedule of Items Designated as Hedging Items
The amounts related to items designated as hedged items for the fiscal years ended March 31, 2022 and 2021 were as follows:

	For the fiscal year ended March 31, 2022	At March 31, 2022
	Change in value used for calculating hedge ineffectiveness	Translating foreign operations reserve

	(In millions)
USD foreign operations	¥105,164	¥107,924
EUR foreign operations	56,049	94,548
THB foreign operations	14,481	34,874
Other foreign operations	27,645	48,324

Total	¥203,339	¥285,670

	For the fiscal year ended March 31, 2021	At March 31, 2021
	Change in value used for calculating hedge ineffectiveness	Translating foreign operations reserve

	(In millions)
USD foreign operations	¥15,137	¥2,760
EUR foreign operations	42,581	38,499
THB foreign operations	20,273	20,393
Other foreign operations	18,214	20,679

Total	¥96,205	¥82,331

Notional Amounts and Fair Value of Credit Derivatives by Purpose of Transactions	The tables below provide the notional amounts and the fair value of credit derivatives by purpose of transactions at March 31, 2022 and 2021.

	At March 31, 2022
	Protection purchased			Protection sold
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities

	(In millions)
Managing the Group’s credit risk portfolio	¥1,508,262	¥2,133	¥21,975	¥1,282,915	¥19,489	¥4,925
Facilitating client transactions	41,502	236	572	6,870	109	8

Total	¥1,549,764	¥2,369	¥22,547	¥1,289,785	¥19,598	¥4,933

	At March 31, 2021
	Protection purchased			Protection sold

	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities

	(In millions)
Managing the Group’s credit risk portfolio	¥1,401,115	¥643	¥25,841	¥1,423,170	¥23,399	¥1,863
Facilitating client transactions	50,902	310	839	20,445	207	2

Total	¥1,452,017	¥953	¥26,680	¥1,443,615	¥23,606	¥1,865

Notional Amounts and Fair Value of Credit Derivative Portfolio by Type of Counterparty
The following table summarizes the notional amounts of the Group’s credit derivative portfolio by type of counterparty at March 31, 2022 and 2021.

	At March 31, 2022		At March 31, 2021
	Protection purchased	Protection sold	Protection purchased	Protection sold

	(In millions)
Banks and broker-dealers	¥1,549,764	¥1,289,785	¥1,444,017	¥1,443,615
Insurance and other financial guaranty firms	—	—	8,000	—

Total	¥1,549,764	¥1,289,785	¥1,452,017	¥1,443,615